Long-term debt (Tables)	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Debt facilities
As of December 31, 2014 and 2013, the Company had the following debt:

(In US$ millions)	December 31, 2014	December 31, 2013
Credit facilities:
$1,500 facility	—	706
$1,200 facility	—	733
$700 facility	420	490
$1,121 facility	—	72
$2,000 facility (NADL)	1,367	1,503
$400 facility	280	320
$550 facility	—	440
$420 facility	351	—
$440 facility	258	293
$450 facility	416	450
$1,450 facility	433	1,390
$360 facility (Asia Offshore Drilling)	309	345
$300 facility	210	234
$1,750 facility (Sevan Drilling)	1,225	1,400
$150 facility	150	150
$450 facility (2013)	397	450
$1,500 facility (2014)	1,469	—
$1,350 facility	1,317	—
Total credit facilities	8,602	8,976

Ship Finance Loans
$420 facility (SFL Polaris)	—	387
$375 facility (SFL Hercules)	284	362
$390 facility (SFL Deepwater)	303	383
$475 facility (SFL Linus)	451	—
Total Ship Finance Loans	1,038	1,132

Unsecured bonds and convertible bonds
Total unsecured bonds	2,856	2,584
Convertible bonds	—	577
Total unsecured bonds and convertible bonds	2,856	3,161

Other credit facilities with corresponding restricted cash deposits	124	197
Total debt	12,620	13,466
Less: current portion	(2,309)	(1,566)
Long-term portion	10,311	11,900

Maturities of outstanding debt	The outstanding debt as of December 31, 2014 is repayable as follows:

(In US$ millions)	December 31, 2014
2015	2,309
2016	1,458
2017	2,869
2018	2,269
2019	2,725
2020 and thereafter	990
Total debt	12,620